Share-based payments (Tables)	6 Months Ended
Jun. 30, 2021
Share-based payments
Schedule of share option activity

	ESOP 2017		2019-2021 awards (1)
number of awards (options and RSUs)	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1	549,005	0.12	154,925	11.60	1,885,100	—
Granted during the year(1)	—	0.12	30,152	12.57	150,804	—
Exercised during the year	(140,169)	0.12	—	—	(187,430)	—
Outstanding as of June 30	408,836	0.12	185,077	11.76	1,848,474	—
Vested as of June 30	408,836		111,591		230,992
Exercisable as of June 30	408,836		111,591		230,992
(1)	The granted and outstanding options and RSUs do not include the number of awards for which the service period has commenced in advance of grant date. The number of these options and RSUs to be granted is not fixed until the relevant grant date as the number is dependent on the achieved value of the award divided by the trailing volume-weighted average stock price of the Company, pursuant to the terms of the underlying award agreements. These include RSUs to be granted to the new CEO from 2022, the annual RSU award to be granted in 2022 to an executive officer, and the RSUs and options to be granted to certain supervisory board members annually in 2022 and thereafter.

Summary of Restricted Stock Units

	ESOP 2017		2019-2021 awards (1)
number of awards (options and RSUs)	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1	549,005	0.12	154,925	11.60	1,885,100	—
Granted during the year(1)	—	0.12	30,152	12.57	150,804	—
Exercised during the year	(140,169)	0.12	—	—	(187,430)	—
Outstanding as of June 30	408,836	0.12	185,077	11.76	1,848,474	—
Vested as of June 30	408,836		111,591		230,992
Exercisable as of June 30	408,836		111,591		230,992
(1)	The granted and outstanding options and RSUs do not include the number of awards for which the service period has commenced in advance of grant date. The number of these options and RSUs to be granted is not fixed until the relevant grant date as the number is dependent on the achieved value of the award divided by the trailing volume-weighted average stock price of the Company, pursuant to the terms of the underlying award agreements. These include RSUs to be granted to the new CEO from 2022, the annual RSU award to be granted in 2022 to an executive officer, and the RSUs and options to be granted to certain supervisory board members annually in 2022 and thereafter.

Summary of awards granted

During the six months ended June 30, 2021 the following awards were granted:

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	105,804	Four equal tranches over a four-year period, starting January 1, 2022, April 1, 2022 or on each anniversary of the grant date	10th anniversary of Grant Date
RSUs	No	30,000	Three equal tranches over a three-year period starting January 1, 2022	10th anniversary of Grant Date
RSUs	No	15,000	Three equal tranches of which the first tranche vested immediately and the two remaining annual tranches will vest starting January 1, 2022	10th anniversary of Grant Date
Options	No	15,152	Four equal tranches over a four-year period following each anniversary of the grant date	10th anniversary of Grant Date
Options	Yes	15,000	Three equal tranches over a three-year period starting January 1, 2022	10th anniversary of Grant Date